Consolidated Balance Sheet - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 1,773	$ 1,481
Current investments	1,548	841
Trade receivables	3,620	3,094
Unbilled revenues	1,531	1,861
Prepayments and other current assets	1,473	1,336
Income tax assets	767	1
Derivative financial instruments	10	12
Total current assets	10,722	8,626
Non-current assets
Property, plant and equipment	1,537	1,679
Right of use assets	786	837
Goodwill	875	882
Intangible assets	167	213
Non-current investments	1,404	1,530
Unbilled revenues	213	176
Deferred income tax assets	55	152
Income tax assets	365	785
Other non-current assets	399	432
Total non-current assets	5,801	6,686
Total assets	16,523	15,312
Current liabilities
Trade payables	474	470
Lease liabilities	235	151
Derivative financial instruments	4	10
Current income tax liabilities	430	412
Unearned revenues	880	872
Employee benefit obligations	314	292
Provisions	215	159
Other current liabilities	2,099	2,403
Total current liabilities	4,651	4,769
Non-current liabilities
Lease liabilities	767	859
Deferred income tax liabilities	216	149
Employee benefit obligations	11	10
Other non-current liabilities	273	301
Total liabilities	5,918	6,088
Equity
Share capital - Rs 5/- ($0.16) par value 4,800,000,000 (4,800,000,000) authorized equity shares, issued and 4,139,950,635 (4,136,387,925) equity shares fully paid up, net of 10,916,829 (12,172,119) treasury shares each as of March 31, 2024 (March 31, 2023), respectively	325	325
Share premium	425	366
Retained earnings	12,557	11,401
Cash flow hedge reserve	1	0
Other reserves	1,623	1,370
Capital redemption reserve	24	24
Other components of equity	(4,396)	(4,314)
Total equity attributable to equity holders of the company	10,559	9,172
Non-controlling interests	46	52
Total equity	10,605	9,224
Total liabilities and equity	16,523	15,312
Commitments and contingent liabilities